Issued Capital (Tables)	12 Months Ended
Apr. 30, 2022
Disclosure of classes of share capital [abstract]
Schedule of Common Shares	Common shares subject to certain hold periods are set out as follows:

Number of Common Shares
Common shares issued at $0.10 per share	6,000,006

Schedule of Warrants and Options
The following outlines the movements of the Company’s warrants and options:

	Warrants ($)	Share Options ($)	Total ($)
Balance, as at April 30, 2020	7,076	—	7,076
Common shares issued upon exercise of warrants	(724)	—	(724)
Balance, as at April 30, 2021	6,352	—	6,352
Common shares issued upon exercise of warrants	(1,922)	—	(1,922)
Common shares issued upon exercise of options	—	(210)	(210)
Share-based compensation	—	1,268	1,268
Balance, as at April 30, 2022	4,430	1,058	5,488

Schedule of Share Options
The following outlines movements of the Company’s share options:

	Number of options	Weighted Average Exercise Price ($)

Balance at April 30, 2021	—	—
Granted	923,950	3.62
Forfeited	(16,450)	3.96
Exercised	(152,500)	3.49

Balance at April 30, 2022	755,000	3.64

Schedule of Black Scholes Options Pricing Model
The fair value of the share options granted was estimated at the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

Risk-free interest rate	0.48%
Expected life (years)	3.68
Expected volatility	61.77%
Expected dividend yield	0.00%
Estimated forfeiture rate	3.93%

Schedule of Share Options Outstanding and Exercisable
A summary of share options outstanding and exercisable at April 30, 2022, are as follows:

	Options Outstanding			Options Exercisable

Exercise Price ($)	Number of Options Outstanding	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)	Number of Options Exercisable	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)
3.49	660,000	3.49	3.92	297,500	3.49	4.09
4.10	50,000	4.10	4.09	25,000	4.10	4.09
4.93	5,000	4.93	4.71	1,250	4.93	4.71
5.46	40,000	5.46	4.38	20,000	5.46	4.38

	755,000	3.64	3.96	343,750	3.65	4.11